ENTITY-WIDE DISCLOSURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 62,098	$ 54,494	$ 48,168
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45,940	38,769	36,236
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,570	11,342	7,795
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,321	3,337	2,838
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	703	535	662
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 564	$ 511	$ 637